Significant accounting policies - Summary of The Estimated Useful Lives and Depreciation Method (Details) - Internally Developed Software [Member]	12 Months Ended
Dec. 31, 2022
Maximum [Member]
Significant accounting policies
Estimated useful life (in years)	5 years
Minimum [Member]
Significant accounting policies
Estimated useful life (in years)	3 years